UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                         811-524

The Dreyfus/Laurel Funds Trust (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	09/30/2009

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Core Value Fund Dreyfus High Yield Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Value Fund
September 30, 2009 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--10.7%
Carnival	118,120	3,931,034
Gap	92,540	1,980,356
Home Depot	223,400	5,951,376
Johnson Controls	73,660 a	1,882,750
Lowe's Cos.	79,750	1,669,965
News, Cl. A	317,300	3,804,427
Nordstrom	80,320 a	2,452,973
Omnicom Group	148,840	5,498,150
Staples	74,670 a	1,733,837
Target	37,650	1,757,502
Time Warner	242,086	6,967,235
Toll Brothers	64,650 a,b	1,263,261
		38,892,866
Consumer Staples--9.1%
Cadbury, ADR	67,918	3,478,081
Coca-Cola Enterprises	85,010	1,820,064
CVS Caremark	175,770	6,282,020
Kellogg	55,230	2,718,973
PepsiCo	124,390	7,296,717
Philip Morris International	73,340	3,574,592
Procter & Gamble	68,640	3,975,629
Walgreen	96,820	3,627,845
		32,773,921
Energy--16.1%
Anadarko Petroleum	29,710	1,863,708
Chevron	188,300	13,261,969
Devon Energy	32,870	2,213,137
EOG Resources	19,790	1,652,663
Exxon Mobil	150,302	10,312,220
Hess	56,860	3,039,736
Marathon Oil	97,700	3,116,630
Occidental Petroleum	208,120	16,316,608
Schlumberger	31,400	1,871,440
XTO Energy	111,150	4,592,718
		58,240,829
Exchange Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	65,080	3,611,289

Financial--25.3%
ACE	35,840	1,916,006
Aflac	48,490	2,072,463
American Express	51,870	1,758,393
Ameriprise Financial	92,390	3,356,529
AON	93,720	3,813,467
Bank of America	623,746	10,553,782
Capital One Financial	29,850	1,066,540
Citigroup	762,800	3,691,952
Franklin Resources	32,180	3,237,308
Goldman Sachs Group	37,830	6,973,960
JPMorgan Chase & Co.	395,080	17,312,406
Marsh & McLennan Cos.	111,080	2,747,008
MetLife	149,190	5,679,663
Moody's	70,850 a	1,449,591
Morgan Stanley	162,920	5,030,970
Prudential Financial	38,980	1,945,492
State Street	74,810	3,935,006
Travelers Cos.	109,800	5,405,454
U.S. Bancorp	86,070	1,881,490
Wells Fargo & Co.	283,870	7,999,457
		91,826,937
Health Care--9.4%
AmerisourceBergen	86,590	1,937,884
Amgen	63,950 b	3,851,708
Covidien	85,000	3,677,100
McKesson	31,420	1,871,061
Merck & Co.	135,640 a	4,290,293
Pfizer	663,840	10,986,552
Schering-Plough	70,830	2,000,947
Thermo Fisher Scientific	34,410 b	1,502,685
UnitedHealth Group	56,520	1,415,261
Warner Chilcott, Cl. A	45,234 b	977,959
WellPoint	31,550 b	1,494,208
		34,005,658
Industrial--7.2%
Dover	48,060	1,862,806
Eaton	50,500 a	2,857,795
General Electric	427,420	7,018,236
Honeywell International	46,880	1,741,592
Raytheon	53,090	2,546,727
Tyco International	59,310	2,045,009
Union Pacific	86,950	5,073,533
United Parcel Service, Cl. B	27,480 a	1,551,796
Waste Management	49,262 a	1,468,993

		26,166,487
Information Technology--7.6%
Cisco Systems	322,630 b	7,594,710
EMC	116,490 b	1,984,990
Hewlett-Packard	104,880	4,951,385
Intel	106,970	2,093,403
Microsoft	250,460	6,484,409
Tyco Electronics	113,760	2,534,573
Western Union	90,690	1,715,855
		27,359,325
Materials--3.7%
Air Products & Chemicals	33,800	2,622,204
Dow Chemical	79,160	2,063,701
E.I. du Pont de Nemours & Co.	52,030	1,672,244
Freeport-McMoRan Copper & Gold	79,380	5,446,262
International Paper	72,680	1,615,676
		13,420,087
Telecommunication Services--2.9%
AT & T	383,705	10,363,872
Utilities--6.2%
Entergy	59,710	4,768,441
Exelon	46,815	2,322,960
FPL Group	80,280	4,433,864
NRG Energy	113,560 a	3,201,256
PG & E	35,430 a	1,434,561
Questar	94,950	3,566,322
Southern	83,250	2,636,528
		22,363,932
Total Common Stocks
(cost $341,553,958)		359,025,203

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,613,000)	2,613,000 [c]	2,613,000
Investment of Cash Collateral for
Securities Loaned--3.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,853,035)	13,853,035 [c]	13,853,035
Total Investments (cost $358,019,993)	103.7%	375,491,238
Liabilities, Less Cash and Receivables	(3.7%)	(13,432,336)

Net Assets		100.0%	362,058,902

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $13,325,108 and the total market value of the collateral held by the fund is $13,853,035.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $358,019,993. Net unrealized appreciation on investments was $17,471,245 of which $38,307,440 related to appreciated investment securities and $20,836,195 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic+	351,935,833		-	- 351,935,833
Equity Securities - Foreign+	3,478,081		-	- 3,478,081
Mutual Funds/Exchange Traded Funds	20,077,324		-	- 20,077,324
Other Financial Instruments++	-		-	- -
Liabilities ($)
Other Financial Instruments++	-		-	- -

+ See Statement of Investments for industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System, for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.9%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace--1.0%
Bombardier,
Sr. Unscd. Notes	6.30	5/1/14	1,750,000 a	1,697,500
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	5,965,000 a,b	6,143,950
MOOG,
Sr. Sub. Notes	7.25	6/15/18	1,000,000	965,000
				8,806,450
Automotive--2.4%
Ford Motor Credit,
Sr. Unscd. Notes	7.50	8/1/12	7,800,000	7,493,951
Ford Motor Credit,
Sr. Unscd. Notes	8.70	10/1/14	3,725,000	3,652,441
Ford Motor,
Sr. Unscd. Debs.	6.50	8/1/18	480,000	384,600
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	2,533,000 b	2,627,987
Goodyear Tire & Rubber,
Gtd. Notes	9.00	7/1/15	847,000 b	882,997
Goodyear Tire & Rubber,
Sr. Unscd. Notes	10.50	5/15/16	4,115,000	4,485,350
United Components,
Gtd. Notes	9.38	6/15/13	1,268,000	1,023,910
				20,551,236
Cable/Satellite Tv--7.6%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	11,952,000 c	12,519,720
CCH I,
Sr. Scd. Notes	11.00	10/1/15	1,960,000 d	372,400
CCH II,
Sr. Unscd. Notes	10.25	9/15/10	23,785,000 d	26,877,050

CCH II,
Gtd. Notes	10.25	10/1/13	2,055,000 b,d	2,311,875
Charter Communications,
Scd. Notes	10.38	4/30/14	3,815,000 a,c,d	3,910,375
Dish DBS,
Gtd. Notes	7.88	9/1/19	1,675,000 a,e	1,700,125
Echostar DBS,
Gtd. Notes	7.13	2/1/16	11,717,000	11,687,707
Kabel Deutschland,
Scd. Notes	10.63	7/1/14	3,470,000	3,669,525
Mediacom Broadband,
Sr. Unscd. Notes	8.50	10/15/15	2,425,000 b	2,461,375
				65,510,152
Capital Goods--1.6%
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	3,055,000	2,948,075
RBS Global & Rexnord,
Gtd. Notes	9.50	8/1/14	4,220,000	4,114,500
Terex,
Gtd. Notes	7.38	1/15/14	6,720,000	6,686,400
				13,748,975
Chemicals--.9%
Huntsman International,
Gtd. Notes	7.88	11/15/14	915,000	857,812
Invista,
Sr. Unscd. Notes	9.25	5/1/12	4,040,000 a	4,060,200
Nalco,
Gtd. Notes	8.88	11/15/13	1,080,000 b	1,115,100
Rockwood Specialties Group,
Gtd. Notes	7.50	11/15/14	550,000 b,c	550,000
Westlake Chemical,
Gtd. Notes	6.63	1/15/16	1,125,000	1,063,125
				7,646,237
Commercial Mortgage Pass-Through Ctfs.--.1%
Crown Castle Towers,
Ser. 2006-1A, Cl. G	6.80	11/15/36	499,000 a	496,505
Containers--3.4%

Aep Industries,
Sr. Unscd. Notes	7.88	3/15/13	7,761,000	7,489,365
BWAY,
Sr. Sub. Notes	10.00	4/15/14	6,510,000 a	6,916,875
Plastipak Holdings,
Sr. Notes	8.50	12/15/15	8,380,000 a	8,505,700
Plastipak Holdings,
Sr. Notes	10.63	8/15/19	2,435,000 a	2,593,275
Solo Cup,
Sr. Scd. Notes	10.50	11/1/13	3,545,000 a	3,775,425
				29,280,640
Energy--9.1%
Amerigas Partners,
Sr. Unscd. Notes	7.25	5/20/15	4,665,000	4,571,700
Bristow Group,
Gtd. Notes	6.13	6/15/13	500,000	480,625
Bristow Group,
Gtd. Notes	7.50	9/15/17	1,555,000	1,485,025
Chesapeake Energy,
Gtd. Notes	7.00	8/15/14	2,315,000 b	2,251,337
Chesapeake Energy,
Gtd. Notes	7.25	12/15/18	855,000	812,250
Chesapeake Energy,
Gtd. Notes	7.50	9/15/13	4,000,000	3,995,000
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	3,750,000	3,726,562
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	7,525,000	7,957,687
Cie Generale de
Geophysique-Veritas, Sr. Notes	9.50	5/15/16	3,760,000 a	3,995,000
Cimarex Energy,
Gtd. Notes	7.13	5/1/17	4,380,000	4,095,300
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	3,055,000 b	3,009,175
El Paso,
Sr. Unscd. Notes	7.25	6/1/18	2,000,000	1,977,176
El Paso,

Sr. Unscd. Notes	8.25	2/15/16	5,517,000	5,682,510
El Paso,
Sr. Unscd. Notes	12.00	12/12/13	595,000	681,275
Ferrellgas Finance Escrow,
Sr. Unscd. Notes	6.75	5/1/14	1,365,000 b	1,305,281
Ferrellgas Partners,
Sr. Notes	9.13	10/1/17	3,025,000 a,b	3,130,875
Forest Oil,
Gtd. Notes	7.25	6/15/19	320,000	300,800
Forest Oil,
Sr. Notes	8.50	2/15/14	3,350,000 a	3,391,875
MarkWest Energy Partners,
Gtd. Notes, Ser. B	8.75	4/15/18	1,600,000	1,600,000
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	6,520,000	6,731,900
Petrohawk Energy,
Sr. Notes	10.50	8/1/14	2,180,000 a	2,354,400
Petroleos De Venezuela,
Gtd. Notes	5.25	4/12/17	7,180,000	4,415,700
Range Resources,
Gtd. Notes	7.25	5/1/18	3,530,000	3,477,050
Range Resources,
Gtd. Notes	7.50	10/1/17	955,000	955,000
Sabine Pass LNG,
Sr. Scd. Notes	7.25	11/30/13	530,000	475,675
Sabine Pass LNG,
Sr. Scd. Notes	7.50	11/30/16	1,835,000 b	1,575,806
Whiting Petroleum,
Gtd. Notes	7.25	5/1/13	4,060,000	4,070,150
				78,505,134
Finance--3.9%
Developers Diversified Realty,
Sr. Unscd. Notes	9.63	3/15/16	4,200,000	4,218,173
GMAC,
Gtd. Notes	6.88	9/15/11	15,460,000 a	14,764,300
GMAC,
Gtd. Notes	8.00	11/1/31	11,975,000 a	9,759,625

HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,615,000 a	3,384,544
iPayment,
Gtd. Notes	9.75	5/15/14	2,270,000	1,532,250
				33,658,892
Food, Beverage & Tobacco--.8%
Constellation Brands,
Gtd. Notes	7.25	5/15/17	1,500,000	1,500,000
Dean Foods,
Gtd. Notes	7.00	6/1/16	2,809,000 b	2,689,618
Del Monte,
Gtd. Notes	8.63	12/15/12	2,636,000 c	2,721,670
				6,911,288
Gaming--5.9%
Ameristar Casinos,
Sr. Unscd. Notes	9.25	6/1/14	3,395,000 a	3,539,288
Boyd Gaming,
Sr. Sub. Notes	6.75	4/15/14	1,425,000 b	1,282,500
Boyd Gaming,
Sr. Sub. Notes	7.13	2/1/16	4,385,000 b	3,880,725
Boyd Gaming,
Sr. Sub. Notes	7.75	12/15/12	1,235,000 b	1,238,087
Harrahs Operating,
Sr. Scd. Notes	11.25	6/1/17	8,875,000 a,b	9,008,125
Isle of Capri Casinos,
Gtd. Notes	7.00	3/1/14	4,262,000 b	3,814,490
MGM Mirage,
Gtd. Notes	6.75	4/1/13	3,115,000 b	2,620,494
MGM Mirage,
Gtd. Notes	7.50	6/1/16	9,230,000 b	7,199,400
MGM Mirage,
Gtd. Notes	8.38	2/1/11	2,405,000 b	2,236,650
MGM Mirage,
Sr. Unscd. Notes	11.38	3/1/18	2,040,000 a,b	1,927,800
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	4,115,000 a	4,145,863
Pinnacle Entertainment,

Gtd. Notes	8.25	3/15/12	194,000	194,970
Pokagon Gaming Authority,
Sr. Notes	10.38	6/15/14	4,788,000 a	5,003,460
Scientific Games International,
Sr. Notes	9.25	6/15/19	3,705,000 a,b	3,871,725
Shingle Springs Tribal Group,
Sr. Notes	9.38	6/15/15	1,220,000 a	884,500
				50,848,077
Health Care--10.8%
Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	19,615,000 b	20,644,787
Community Health Systems,
Gtd. Notes	8.88	7/15/15	3,335,000	3,426,713
Hanger Orthopedic Group,
Gtd. Notes	10.25	6/1/14	905,000	963,825
HCA,
Sr. Unscd. Notes	6.30	10/1/12	12,305,000	11,874,325
HCA,
Sr. Unscd. Notes	6.50	2/15/16	5,045,000	4,502,662
HCA,
Sr. Unscd. Notes	6.75	7/15/13	500,000 b	481,250
HCA,
Sr. Unscd. Notes	6.95	5/1/12	899,000	887,763
HCA,
Sr. Unscd. Notes	7.88	2/1/11	3,050,000	3,091,938
HCA,
Sr. Unscd. Notes	8.75	9/1/10	4,265,000 b	4,350,300
Inverness Medical Innovations,
Sr. Unscd. Notes	7.88	2/1/16	3,240,000 b	3,142,800
Inverness Medical Innovations,
Sr. Sub. Notes	9.00	5/15/16	5,940,000	5,917,725
LVB Acquisition,
Gtd. Notes	11.63	10/15/17	30,930,000	33,868,350
				93,152,438
Leisure--.7%
Cinemark USA,
Gtd. Notes	8.63	6/15/19	4,945,000 a,b	5,136,619

Host Hotels & Resorts,
Gtd. Notes, Ser. Q	6.75	6/1/16	625,000 b	596,875
				5,733,494
Media--6.1%
Allbritton Communications,
Sr. Sub. Notes	7.75	12/15/12	11,730,000	11,084,850
Lamar Media,
Gtd. Notes, Ser. C	6.63	8/15/15	500,000	460,000
Lamar Media,
Gtd. Notes, Ser. B	6.63	8/15/15	1,754,000	1,613,680
Lamar Media,
Gtd. Notes	6.63	8/15/15	6,665,000 b	6,231,775
Lamar Media,
Gtd. Notes	7.25	1/1/13	110,000	108,762
LBI Media,
Sr. Sub. Notes	8.50	8/1/17	2,515,000 a	1,584,450
LIN Television,
Gtd. Notes, Ser. B	6.50	5/15/13	2,770,000	2,437,600
LIN Television,
Gtd. Notes	6.50	5/15/13	9,190,000 b	8,362,900
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	101,000	51,005
Nexstar Broadcasting,
Gtd. Notes	7.00	1/15/14	306,693 a	154,880
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	3,275,000	3,258,625
Quebecor Media,
Sr. Unscd. Notes	7.75	3/15/16	12,075,000 b	12,014,625
Sinclair Television Group,
Gtd. Notes	8.00	3/15/12	6,331,000	5,618,763
				52,981,915
Metals Mining--1.9%
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	7,750,000	8,255,556
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	670,000	760,450
Teck Resources,

Sr. Scd. Notes	10.75	5/15/19	5,970,000	6,969,975
				15,985,981
Paper--2.5%
Abitibi-Consolidated of Canada,
Sr. Scd. Notes	13.75	4/1/11	3,000,000 a,d	2,970,000
NewPage,
Sr. Scd. Notes	10.00	5/1/12	490,000	325,850
NewPage,
Gtd. Notes	12.00	5/1/13	3,944,000	1,863,540
Newpage,
Sr. Scd. Notes	11.38	12/31/14	7,105,000 a	7,016,188
Norampac,
Gtd. Notes	6.75	6/1/13	2,380,000 b	2,308,600
Smurfit Kappa Funding,
Sr. Sub. Notes	7.75	4/1/15	2,115,000 b	1,871,775
Verso Paper Holdings,
Gtd. Notes, Ser. B	11.38	8/1/16	4,500,000	2,846,250
Verso Paper Holdings,
Sr. Scd. Notes	11.50	7/1/14	1,875,000 a,b	1,931,250
				21,133,453
Printing & Publishing--.2%
Valassis Communication,
Gtd. Notes	8.25	3/1/15	1,595,000	1,437,494
Retail--.8%
Levi Strauss & Co.,
Sr. Unscd. Notes	9.75	1/15/15	1,755,000 b	1,833,975
Neiman Marcus Group,
Gtd. Notes	10.38	10/15/15	2,356,000	2,026,160
QVC,
Sr. Scd. Notes	7.50	10/1/19	3,160,000 a	3,179,750
				7,039,885
Retail-Food & Drug--2.7%
Rite Aid,
Gtd. Notes	9.50	6/15/17	8,625,000	7,029,375
Rite Aid,
Sr. Scd. Notes	10.38	7/15/16	8,680,000	8,614,900
Stater Brothers Holdings,

Gtd. Notes	7.75	4/15/15	4,695,000	4,577,625
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	3,078,000	3,108,780
				23,330,680
Services--2.6%
Aramark,
Gtd. Notes	8.50	2/1/15	3,250,000 b	3,294,687
Education Management,
Gtd. Notes	8.75	6/1/14	2,738,000	2,915,970
Education Management,
Gtd. Notes	10.25	6/1/16	10,395,000 b	11,590,425
Iron Mountain,
Gtd. Notes	7.75	1/15/15	1,000,000	1,012,500
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	2,370,000	2,452,950
WCA Waste,
Gtd. Notes	9.25	6/15/14	1,075,000	1,034,687
				22,301,219
Technology--7.2%
Amkor Technologies,
Sr. Notes	9.25	6/1/16	2,055,000 b	2,126,925
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	17,135,000 b,c	15,442,919
Ceridian,
Gtd. Notes	12.25	11/15/15	11,346,000 b	9,700,830
First Data,
Gtd. Notes	9.88	9/24/15	2,565,000	2,356,594
First Data,
Gtd. Notes	9.88	9/24/15	7,070,000 b	6,566,263
Sungard Data Systems,
Gtd. Notes	9.13	8/15/13	1,500,000 b	1,522,500
Sungard Data Systems,
Gtd. Notes	10.25	8/15/15	21,927,000	22,475,175
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	2,070,000 a,b	2,204,550
				62,395,756
Telecommunications--16.8%

Centennial Cellular Operating,
Gtd. Notes	10.13	6/15/13	2,525,000	2,613,375
Centennial Communications,
Sr. Unscd. Notes	8.13	2/1/14	1,665,000 c	1,698,300
Centennial Communications,
Sr. Unscd. Notes	10.00	1/1/13	4,979,000 b	5,209,279
Crown Castle International,
Sr. Unscd. Notes	9.00	1/15/15	5,005,000 b	5,267,763
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	22,285,000 a	20,836,475
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	1,937,000 a,b	1,820,780
Digicel Group,
Sr. Unscd. Notes	12.00	4/1/14	1,700,000 a	1,904,000
Frontier Communications,
Sr. Unscd. Notes	6.25	1/15/13	1,240,000	1,221,400
Frontier Communications,
Sr. Unscd. Notes	6.63	3/15/15	1,200,000	1,152,000
Hughes Network Systems,
Gtd. Notes	9.50	4/15/14	2,500,000	2,525,000
Inmarsat Finance II,
Sr. Scd. Notes	10.38	11/15/12	5,630,000 c	5,855,200
Inmarsat Finance,
Sr. Scd. Notes	7.63	6/30/12	769,000	774,767
Intelsat Bermuda,
Gtd. Notes	11.25	2/4/17	4,930,000 a,c	4,917,675
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	12,735,000	13,690,125
Intelsat,
Sr. Unscd. Notes	6.50	11/1/13	5,835,000 b	5,426,550
Intelsat,
Sr. Unscd. Notes	7.63	4/15/12	16,345,000 b	15,936,375
Nordic Telephone Holdings,
Sr. Scd. Bonds	8.88	5/1/16	4,445,000 a	4,622,800
Qwest Capital Funding,
Gtd. Notes	7.25	2/15/11	1,050,000	1,055,250
Qwest,

Sr. Unscd. Notes	8.88	3/15/12	500,000 c	528,750
Sprint Capital,
Gtd. Notes	6.88	11/15/28	2,440,000	2,049,600
Telesat Canada,
Sr. Unscd. Notes	11.00	11/1/15	5,725,000	6,125,750
Telesat Canada,
Sr. Sub. Notes	12.50	11/1/17	2,415,000	2,584,050
Wind Acquisition Finance,
Sr. Scd. Bonds	10.75	12/1/15	1,100,000 a	1,215,500
Wind Acquisition Finance,
Sr. Notes	11.75	7/15/17	28,000,000 a	31,710,000
Windstream,
Gtd. Notes	7.00	3/15/19	2,000,000	1,880,000
Windstream,
Gtd. Notes	8.63	8/1/16	1,734,000	1,781,685
				144,402,449
Utilities--8.9%
AES,
Sr. Unscd. Notes	7.75	10/15/15	4,000,000	4,040,000
AES,
Sr. Unscd. Notes	8.00	10/15/17	5,325,000	5,384,906
AES,
Sr. Scd. Notes	8.75	5/15/13	597,000 a	611,179
Dynegy Holdings,
Sr. Unscd. Notes	6.88	4/1/11	1,000,000 b	1,020,000
Dynegy Holdings,
Sr. Unscd. Notes	8.38	5/1/16	5,235,000 b	4,920,900
Dynegy Holdings,
Sr. Unscd. Notes	8.75	2/15/12	270,000 b	276,750
Edison Mission Energy,
Sr. Unscd. Notes	7.00	5/15/17	1,500,000 b	1,260,000
Edison Mission Energy,
Sr. Unscd. Notes	7.50	6/15/13	4,741,000	4,468,392
Energy Future Holdings,
Gtd. Notes	10.88	11/1/17	27,040,000 b,c	20,550,400
Mirant Americas Generation,
Sr. Unscd. Notes	8.30	5/1/11	1,625,000	1,661,563

Mirant North America,
Gtd. Notes	7.38	12/31/13	8,245,000	8,245,000
North American Energy Alliance,
Sr. Scd. Notes	10.88	6/1/16	2,255,000 a	2,333,925
NRG Energy,
Gtd. Notes	7.25	2/1/14	1,050,000	1,034,250
NRG Energy,
Gtd. Notes	7.38	2/1/16	2,500,000	2,425,000
NRG Energy,
Gtd. Notes	7.38	1/15/17	10,865,000	10,539,050
NV Energy,
Sr. Unscd. Notes	8.63	3/15/14	3,200,000	3,308,000
RRI Energy,
Sr. Unscd. Notes	7.63	6/15/14	4,165,000 b	4,107,731
Texas Competitive Electric
Holdings, Gtd. Notes, Ser. A	10.25	11/1/15	750,000 b,c	543,750
				76,730,796
Total Bonds and Notes
(cost $797,479,696)				842,589,146

Preferred Stocks--.0%			Shares	Value ($)
Media
Spanish Broadcasting System,
Ser. B, Cum. $107.5
(cost $1,598,517)			1,523 h	1,523

Common Stocks--.1%
Media
LIN TV, Cl. A
(cost $488,161)			138,998 [f]	657,461

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,896,000)			1,896,000 [g]	1,896,000

Investment of Cash Collateral for
Securities Loaned--14.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $122,082,700)	122,082,700 [g]	122,082,700

Total Investments (cost $923,545,074)	112.4%	967,226,830
Liabilities, Less Cash and Receivables	(12.4%)	(106,844,144)
Net Assets	100.0%	860,382,686

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $203,111,331 or 23.6% of net assets.
b	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $115,937,957 and the total market value of the collateral held by the fund is $122,082,700.
c	Variable rate security--interest rate subject to periodic change.
d	Non-income producing--security in default.
e	Purchased on a delayed delivery basis.
f	Non-income producing security.
g	Investment in affiliated money market mutual fund.
h	Illiquid security, fair valued by management. At the period end, the value of this security amounted to $1,523 or .0002% of net assets. The valuation of this security has been determined in good faith under the direction of the Board of Trustees.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $923,545,074.

Net unrealized appreciation on investments was $43,681,756 of which $59,283,549 related to appreciated investment securities and $15,601,793 related to depreciated investment securities.

				Unrealized
Forward Currency	Foreign			Appreciation/
Exchange Contracts	Currency Amount	Cost	Value ($)	at 9/30/2009 ($)
Sales:
Euro,
expiring 10/22/2009	160,000	236,767	234,134	2,633

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	657,461	-	1,523	658,984
Corporate Bonds	-	842,092,641	-	842,092,641
Commercial Mortgage-Backed	-	496,505	-	496,505
Mutual Funds	123,978,700	-	-	123,978,700
Other Financial Instruments++	-	2,633	-	2,633
Liabilities ($)
Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities
Domestic($)
Balance as of 3/31/2009	-
Realized gain (loss)	-
Change in unrealized appreciation	-
(depreciation)

Net purchases (sales)	-
Transfers in and/or out of Level 3	1,523
Balance as of 9/30/2009	1,523

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swaps and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the

Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)